EQUITY (Schedule of Share Capital) (Details) - shares	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Authorized number of shares	50,000,000	50,000,000
Issued and outstanding number of shares	27,236,752	27,202,795